Finance Income (Expense), Net - Schedule of Finance Income (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Income [Line Items]
Total	$ (16,397)	$ (5,211)	$ (31,201)	$ (27,128)	$ (31,989)	$ 90,147
Exchange differences [Member]
Schedule of Finance Income [Line Items]
Total					(27,351)	94,020
Bank fees [Member]
Schedule of Finance Income [Line Items]
Total					$ (4,638)	$ (3,873)